Reconciliation of Total Equity Included in Consolidated Balance Sheet to Regulatory Capital Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity	$ 130,288	$ 129,494	$ 108,660
Accumulated other comprehensive loss	(1,695)	(1,444)	(887)	(2,527)
Allowable allowance for loan losses	9,770	9,923	9,131	9,864	9,519
Mortgage servicing asset	(2,500)	(2,100)	(1,800)
Equity investments and other assets	(8,564)	(8,064)	(8,252)
Totals		108,546	96,525
Totals		118,109	100,957
Before Consolidation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity		145,755	126,406
Accumulated other comprehensive loss		1,254	653
Allowable allowance for loan losses		9,563	8,404
Goodwill and core deposit intangible		(38,248)	(30,353)
Mortgage servicing asset		(215)	(181)
Equity investments and other assets			(3,972)
Totals		118,109	100,957
Tier One Actual Capital
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity		145,755	126,406
Accumulated other comprehensive loss		1,254	653
Goodwill and core deposit intangible		(38,248)	(30,353)
Mortgage servicing asset		(215)	(181)
Totals		$ 108,546	$ 96,525